Convertible Preferred Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended					2 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2015 USD ($) $ / shares shares	Jan. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) Director $ / shares shares	Nov. 30, 2013 USD ($) $ / shares shares	Feb. 28, 2013 USD ($) $ / shares shares	Jun. 30, 2013 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2014 USD ($) Director $ / shares shares	Dec. 31, 2013 shares	Jul. 23, 2015 shares
Convertible Preferred Stock [Line Items]
Proceeds from issuance of Convertible preferred stock | $							$ 15,729
Accrued dividends | $						$ 1,400
Number of board of directors | Director			11					11
Number of members separate class of stockholders are entitled to elect | Director			7					7
Net proceeds from public offering | $								$ 50,000
Per annum rate for cash dividend								8.00%
Description of order of preference								Such payments were to be paid in order of preference (Series D-1, Series C, Series B-1 convertible preferred stock).
Cash dividends, percent								8.00%
Original issue price			$ 3.99					$ 3.99
Convertible preferred stock remained outstanding, percentage			20.00%					20.00%
Proceeds from conversion, per share								$ 18.55
Proceeds from conversion | $								$ 50,000
Number of convertible preferred stock converted to common stock | shares										30,381,987
Preferred stock conversion rate										100.00%
IPO [Member]
Convertible Preferred Stock [Line Items]
Public offering, per share			$ 15.25					$ 15.25
Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Convertible preferred stock, shares issued | shares								880,546	2,564,638
Conversion of Securities, shares | shares							(30,381,987)	1,739,405	22,308,230
Common Stock
Convertible Preferred Stock [Line Items]
Convertible preferred stock, shares issued | shares							1,000,005
Conversion of Securities, shares | shares							30,381,987
Number of members separate class of stockholders are entitled to elect | Director			2					2
Series C Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Proceeds from issuance of Convertible preferred stock | $				$ 15,000
Convertible preferred stock, shares issued | shares	2,564,652	162,407	2,619,951	2,564,638
Preferred stock, shares issued, price per share	$ 5.84	$ 5.84	$ 5.84	$ 5.84				$ 5.84
Issuance of convertible preferred stock | $	$ 15,000	$ 950
Gain (loss) on extinguishment of Series C convertible preferred stock | $						$ 8,800
Number of members separate class of stockholders are entitled to elect | Director			1					1
Public offering, per share			$ 5.08					$ 5.08
Cash dividends, percent								8.00%
Share conversion price								$ 5.84
Convertible preferred stock, liquidation preference			$ 5.84					$ 5.84
Series C Convertible Preferred Stock | 2014 Convertible Promissory Notes
Convertible Preferred Stock [Line Items]
Conversion of Securities, shares | shares			1,739,405					1,739,405
Public offering, per share			$ 5.84					$ 5.84
Series C Convertible Preferred Stock | Itochu Corporation Agreement
Convertible Preferred Stock [Line Items]
Convertible preferred stock, shares issued | shares			880,546
Preferred stock, shares issued, price per share			$ 5.84					$ 5.84
Issuance of convertible preferred stock | $			$ 5,200
Series C Convertible Preferred Stock | Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Convertible preferred stock, shares issued | shares							2,727,059	880,546	2,564,638
Conversion of Securities, shares | shares						(1,470,485)			(1,470,485)
Series C Convertible Preferred Stock | Convertible Preferred Stock | 2014 Convertible Promissory Notes
Convertible Preferred Stock [Line Items]
Conversion of Securities, shares | shares								1,739,405
Series C Convertible Preferred Stock | Common Stock
Convertible Preferred Stock [Line Items]
Conversion of Securities, shares | shares						147,051			147,051
Series D-1 Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Proceeds from issuance of Convertible preferred stock | $					$ 5,000
Convertible preferred stock, shares issued | shares					983,558
Preferred stock, shares issued, price per share					$ 5.08
Description of order of preference								Equal to the sum of $5.08 per share plus any accrued but unpaid dividends
Series D-1 Convertible Preferred Stock | Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Convertible preferred stock, shares issued | shares									983,558
Series D-2 Convertible Preferred Stock | Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Convertible preferred stock, shares issued | shares						3,013,797			3,013,797
Preferred stock, shares issued, price per share						$ 5.08
Issuance of convertible preferred stock | $						$ 15,300
Conversion of Securities, shares | shares						3,196,417			3,196,417
Series B Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Preferred stock, shares issued, price per share			$ 5.08					$ 5.08
Gain (loss) on extinguishment of Series C convertible preferred stock | $						$ (6,900)
Description of order of preference								Equal to the sum of $3.99 per share plus any declared but unpaid dividends on such shares
Cash dividends, percent								8.00%
Share conversion price								$ 5.08
Convertible preferred stock, liquidation preference			5.08					5.08
Series B Convertible Preferred Stock [Member] | Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Conversion of Securities, shares | shares									22,308,230
Series A Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Preferred stock, shares issued, price per share			$ 3.99					$ 3.99
Number of members separate class of stockholders are entitled to elect | Director			1					1
Conversion price, per share								$ 3.99
Description of order of preference								$18.52 per share plus any declared but unpaid dividends on such shares
Share conversion price								$ 3.99
Convertible preferred stock, liquidation preference			$ 18.52					18.52
Series B1 Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Public offering, per share			3.99					3.99
Series D 1 Convertible Preferred Stock
Convertible Preferred Stock [Line Items]
Public offering, per share			5.08					$ 5.08
Cash dividends, percent								8.00%
Original issue price			$ 5.08					$ 5.08